Noncontrolling interest - Acquisitions and divestments (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2017	Nov. 30, 2016	Dec. 31, 2017
Vale Mocambique S.A.
Summarized financial information
Ownership interest in subsidiary (as a percent)	81.00%		81.00%
Nacala Logistics Corridor
Summarized financial information
Ownership interest in subsidiary (as a percent)		66.70%
Mitsui & Co., Ltd | Vale Mocambique S.A.
Summarized financial information
Ownership sold (as a percent)	15.00%
Mitsui & Co., Ltd | Nacala Logistics Corridor
Summarized financial information
Ownership sold (as a percent)	50.00%	50.00%